Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

14. Related party transactions

Settlement with Certain Management Stockholders

In the last two months of 2016, the Company entered into settlement agreements and terminated the employment of two management stockholders (“Founders”). The settlement agreements includes a payable cash amount of $ 5,800, as a result of an employee relationship benefit and non competition and non disclosure agreement, out of which 50% was payable on July 1, 2018 or upon the occurrence of a liquidity event, which may result from the consummation of an initial public offering, or a capital injection among other conditions. On September 20, 2017, the Company completed its initial public offering; and the settlement was fully paid in December 2017.

In 2015, the Company terminated the employment of two management stockholders and entered into settlement agreements with each of them. The settlement agreement included the payment of a cash amount for approximately $ 5,400 and the repurchase by the Company of a portion of their shares.

Transaction with Expedia, Inc.

Common stock agreement

On March 3, 2015 (“Transaction Date”), Expedia invested $ 270,000 to purchase 9,590,623 of common stock, representing 16.36% of the Company’s issued and outstanding shares on a basic shares count basis as of that date. See note 3 – Expedia transaction, for an explanation of the accounting for this transaction.

In order to facilitate the transaction, the Company issued common shares to Expedia on the Transaction Date and then, as mandated in the agreement, repurchased 1,598,434 shares from selling shareholders. The repurchase of shares was made above the fair value at the Transaction Date.

The agreement specifically indicates the following use of the proceeds: (i) $ 50,000 to repay certain Loans furnished by the shareholders; (ii) $ 45,000 to repurchase shares from all shareholders (including founders and employees) other than the controlling shareholder; and (iii) $ 175,000 for general corporate purposes.

Expedia Outsourcing Agreement

In conjunction with the Stock Subscription Agreement, the Company entered into a Lodging Outsourcing Agreement (the “Expedia Outsourcing Agreement”) with Expedia expanding its commercial relationship. The Expedia Outsourcing Agreement broadened Expedia’s powering of Decolar.com’s hotel supply, including the designation of Expedia as provider of hotel inventory outside of Latin America as from April 1, 2015. During the term of the agreement, Expedia will pay Decolar.com a marketing fee for each booking of Expedia’s inventory. The Expedia Outsourcing Agreement includes customary terms for this type of long-term partnership, and also includes: (a) the obligation to generate a minimum volume of transactions; and (b) a termination penalty of $ 125,000; (see comment in note 3 – Expedia transaction), and (c) unilaterally by Expedia in the event of a change of control of the Company. In addition, the Expedia Outsourcing Agreement provided the opportunity for Expedia to access Decolar’s hotel supply inventory in Latin America.

Under the Expedia Outsourcing Agreement, “Change of Control” means (a) the sale, lease or transfer, in one or a series of related transactions, of all or substantially all the assets of the Company and its subsidiaries, taken as a whole, to any Strategic Party or (b) the acquisition by any Strategic Party, in a single transaction or in a related series of transactions, by way of merger, consolidation or other business combination or purchase of beneficial ownership, of more than 50% of the total voting or economic power of the securities of the Company or any direct or indirect parent of the Company. “Strategic Party” means any Person other than a single individual which does not directly or indirectly own or control any assets or companies operating (x) in the consumer or corporate travel industry, or (y) as an Internet-enabled provider of travel search or information services.

Unilateral termination of the Expedia Outsourcing Agreement by the Company, in addition to triggering the penalty described above, also gives Expedia the right to sell its shares back to the Company for fair market value.

Balances and operations with Expedia

Starting in March 2015, as a result of the execution of the Expedia Outsourcing Agreement executed with Expedia, the Company recognized balances and operations with Expedia as a related party.

The balances between the Company and Expedia are: $ 5,253 and $ 2,240 as of December 31, 2017 and 2016, respectively, recorded in Related party receivable; and $ 84,364 and $ 71,006 as of December 31, 2017 and 2016, respectively, recorded in Related party payables.

The net related party transactions are $37,000, $ 27,008 and $22,911 for the years ended December 31, 2017, 2016 and 2015, respectively, recorded in Revenue.

In addition, the Company has provided Expedia with a guaranty in form of security deposits in an aggregated amount of $ 10,000. They are recorded in restricted cash and cash equivalents non-current.

Shareholders’ loans

In 2013, Decolar.com Inc. received loans (the “Loans”) from the following shareholders: Tiger Global Private Investment Partners IV, L.P., Tiger Global Investments, L.P., Scott Shleifer 2011 Descendants’ Trust, Ventoux V LLC and Metal Monkey Trust (the Lenders) for $ 25,000. The Loans were instrumented through promissory notes, which included the following conditions:

•	Interest rate: no interest shall accrue or be payable

•	Voluntary prepayment: at the option of the Company, in whole or in part, at any time, without premium or penalty

In February 2015, Decolar.com Inc. received a loan (the “February loan”) from the following shareholders: Tiger Global Private Investment Partners IV, L.P., Tiger Global Investments, L.P., Scott Shleifer 2011 Descendants’ Trust, Ventoux V LLC and Metal Monkey Trust (the Lenders) for $ 25,000. The February loan was instrumented through a promissory note.

On March 2015, the Loans and the February loan were prepaid in full with the proceeds of the Expedia transaction.